Other (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other [Abstract]
Schedule of AFUDC
The following table presents the Company’s AFUDC amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Equity AFUDC	$5,179	$8,299	$14,485	$12,033
Washington Commission AFUDC	178	365	319	4,271
Total in other income	5,357	8,664	14,804	16,304
Debt AFUDC	4,687	7,597	11,982	12,001
Total AFUDC	$10,044	$16,261	$26,786	$28,305

The following table presents the AFUDC amounts:

	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Equity AFUDC	$32,431	$12,677	$4,177
Washington Commission AFUDC	5,108	3,715	10,693
Total in other income	37,539	16,392	14,870
Debt AFUDC	29,949	14,157	9,214
Total AFUDC	$67,488	$30,549	$24,084